accounts payable and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2024
accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	June 30,	December 31,
As at (millions)	2024	2023
Trade accounts payable [1]	$998	$996
Accrued liabilities	1,341	1,342
Payroll and other employee-related liabilities	564	674
Interest payable	255	235
Indirect taxes payable and other	151	144
	$3,309	$3,391